Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (403,327)	₩ (404,038)	₩ (440,664)
Gain and loss on valuation	92,493	13,019	(161,735)
Gain and loss on foreign currency	(35,489)	(204,102)	170,098
Gain and loss on disposal	(66,022)	10,690	360,787
Impairment loss			(123,214)
Others	42,425	45,985	83,118
Total	(369,920)	(538,446)	(111,610)
Other comprehensive income (loss)	(10,631)	(149,400)	(31,532)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(7,494)	8,592	(61,809)
Gain and loss on disposal	(217,072)	(194,446)	(231,908)
Total	(224,566)	(185,854)	(293,717)
Other comprehensive income (loss)	(90)	(212)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(755,711)	(741,296)	(653,115)
Gain and loss on foreign currency	(330,808)	(438,708)	777,935
Gain and loss on disposal	(2,432)
Others	(24,988)	(16,990)	(9,546)
Total	(1,113,939)	(1,196,994)	115,274
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	123,538	47,720	(99,942)
Gain and loss on disposal	184,861	233,187	206,362
Total	308,399	280,907	106,420
Other comprehensive income (loss)			(143)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)			60
Gain and loss on disposal			418,789
Impairment loss			(123,214)
Others			92,961
Total			388,596
Other comprehensive income (loss)			(31,389)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)			236
Others			7
Total			243
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)			212,155
Gain and loss on foreign currency			(607,837)
Gain and loss on disposal			(32,456)
Others			(304)
Total			(428,442)
Financial assets held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation			16
Total			₩ 16
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	142,873	140,116
Gain and loss on valuation	(23,551)	(43,293)
Gain and loss on disposal	5,556	11,919
Others	630	3,644
Total	125,508	112,386
Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Others	74,825	59,701
Total	74,825	59,701
Other comprehensive income (loss)	(10,541)	(149,188)
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	209,511	197,142
Gain and loss on foreign currency	295,319	234,606
Gain and loss on disposal	(36,935)	(39,970)
Others	(8,042)	(370)
Total	₩ 459,853	₩ 391,408